share-based compensation - TELUS International (Cda) Inc. share options (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) Y Options	Dec. 31, 2018 CAD ($) Options	Dec. 31, 2017 USD ($) Options	Dec. 31, 2017 CAD ($) Options
Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Number of share options outstanding, beginning of period	748,626	748,626	573,354	573,354
Weighted average share price of options outstanding, beginning of period	$ 30.12	$ 30.12		$ 30.86
Granted (in shares)	111,281	111,281	175,272	175,272
Granted (in dollars per share)	$ 27.81			$ 27.70
Forfeited (in shares)	(1,172)	(1,172)
Forfeited (in dollars per share) | $	$ 27.70
Number of share options outstanding, end of period	858,735	858,735	748,626	748,626
Weighted average share price of options outstanding, end of period	$ 29.83		$ 30.12	$ 30.12
Weighted average remaining contractual life (years) | Y	8.4
TELUS International (Cda) Inc. share options, Canadian $ denominated share-based compensation
Number of share options outstanding, beginning of period	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding, beginning of period | $		$ 21.36		$ 21.36
Number of share options outstanding, end of period	53,832	53,832	53,832	53,832
Weighted average share price of options outstanding, end of period | $		$ 21.36		$ 21.36
Weighted average remaining contractual life (years) | Y	7.5
Minimum | TELUS International (Cda) Inc. share options
share-based compensation
Variable payout (as a percent)	0.00%
Minimum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price | $	$ 21.90
Maximum | TELUS International (Cda) Inc. share options
share-based compensation
Exercise period	10 years	10 years
Variable payout (as a percent)	100.00%
Maximum | Telus International (Cda) Inc. share options, U.S. $ denominated share-based compensation
Option price | $	$ 40.26